SHORT-TERM BANK LOANS AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
SHORT-TERM BANK LOANS AND OTHER BORROWINGS

NOTE 12 – SHORT-TERM BANK LOANS AND OTHER BORROWINGS

Short-term bank loans

Bank loans consist of the following:

Credit agreement entered date	Provider	Facilities	Interest rate	Utilized as of December 31,
				2025	2024
October 27, 2020	Hang Seng Bank (“HSB”)	Non-revolving term loan under SME Financing Guarantee Scheme (the “SME FGS Term Loan”)	BLR minus 2.25% p.a.	$577,455	$594,009
January 19, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	235,422	245,173
May 5, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	112,931	115,230
May 6, 2021	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	141,924	145,671
May 10, 2022	HSB	SME FGS Term Loan	BLR minus 2.25% p.a.	357,637	362,121

			Total:	$1,425,369	$1,462,204

The bank loans were primarily obtained for general working capital.

As of December 31, 2025 and 2024, the Company’s bank loans contain a repayment on demand clause that provides the bank with an unconditional right to demand repayment at any time at its own discretion. In light of this covenant, these bank loans have been classified as current liabilities, irrespective of their contractual repayment terms. These bank loans were secured by personal guarantee provided by one of the directors of the Company. The amounts due are based on scheduled repayment dates set out in the banking facilities letters and the subsequently revised repayment schedules. All the Company’s bank loans carried variable interest at BLR minus 2.25% per annum.

The effective interest rate for the year ended December 31, 2025 was determined on the market prevailing rates of 2.75% per annum (2024: 3.375% to 3.500% per annum). All the Company’s bank loans are repayable on demand or with their respective last instalment repayable in February 2030, May 2030, December 2031, May 2032, and May 2033, respectively.

Interest expense on the bank loans totaled $42,167, $54,838 and $56,084 during the years ended December 31, 2025, 2024 and 2023, respectively.

Other borrowings

During the year ended December 31, 2025, the Company settled all the outstanding balances of other borrowings due to a finance company in Hong Kong.

Interest expense on other borrowings totaled $49,089, $269,729 and $140,505 during the years ended December 31, 2025, 2024 and 2023, respectively.

VS MEDIA HOLDINGS LIMITED AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2025, 2024 AND 2023

(Stated in US Dollars, except for number of shares)